                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09837
                                                      ---------

                   Tax Managed Multi Cap Opportunity Portfolio
                   -------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                 April 30, 2004
                                 --------------

                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 90.8%

SECURITY                                               SHARES      VALUE
--------------------------------------------------------------------------------
AEROSPACE - EQUIPMENT -- 0.8%

Precision Castparts Corp.                                  20,000  $     900,200
--------------------------------------------------------------------------------
                                                                   $     900,200
--------------------------------------------------------------------------------

BEVERAGES -- 1.1%

Cott Corp.(1)                                              37,000  $   1,123,320
--------------------------------------------------------------------------------
                                                                   $   1,123,320
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.7%

Celgene Corp.(1)                                           50,000  $   2,584,500
Kosan Biosciences, Inc.(1)                                 19,200        265,344
--------------------------------------------------------------------------------
                                                                   $   2,849,844
--------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 3.4%

NTL, Inc.(1)                                               63,932  $   3,629,420
--------------------------------------------------------------------------------
                                                                   $   3,629,420
--------------------------------------------------------------------------------

BUILDING - RESIDENTIAL -- 3.1%

Fleetwood Enterprises, Inc.(1)                            225,000  $   3,262,500
--------------------------------------------------------------------------------
                                                                   $   3,262,500
--------------------------------------------------------------------------------

BUSINESS SERVICES -- 7.4%

Alliance Data Systems Corp.(1)                             18,000  $     625,860
Coinstar, Inc.(1)                                          70,000      1,207,500
Dun & Bradstreet Corp.(1)                                  19,000        992,750
Gevity HR, Inc.                                            52,000      1,145,560
Intersections, Inc.(1)                                     26,989        666,628
MDC Partners, Inc.(1)                                      68,000        833,680
Rollins, Inc.                                              31,300        743,375
Sotheby's Holdings, Inc., Class A(1)                      125,000      1,623,750
--------------------------------------------------------------------------------
                                                                   $   7,839,103
--------------------------------------------------------------------------------

COMPUTER SERVICES -- 0.4%

Cognizant Technology Solutions Corp.(1)                    10,000  $     432,600
--------------------------------------------------------------------------------
                                                                   $     432,600
--------------------------------------------------------------------------------

COMPUTERS - INTEGRATED SYSTEMS -- 4.4%

Affiliated Computer Services, Inc.(1)                      41,000  $   1,988,500
Research in Motion Ltd.(1)                                 31,100      2,698,236
--------------------------------------------------------------------------------
                                                                   $   4,686,736
--------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 0.9%

Gateway, Inc.(1)                                          200,000  $     964,000
--------------------------------------------------------------------------------
                                                                   $     964,000
--------------------------------------------------------------------------------

DISTRIBUTION SERVICES -- 0.5%

Central European Distribution Corp.(1)                     18,800  $     576,261
--------------------------------------------------------------------------------
                                                                   $     576,261
--------------------------------------------------------------------------------

DRUGS -- 5.8%

American Pharmaceutical Partners, Inc.(1)                  69,179  $   2,926,272
Astrazeneca PLC ADR                                        45,000      2,153,250
Novartis AG ADR                                            25,000      1,120,000
--------------------------------------------------------------------------------
                                                                   $   6,199,522
--------------------------------------------------------------------------------

EDUCATION -- 2.3%

EVCI Career Colleges, Inc.(1)                              41,000  $     501,840
Sylvan Learning Systems, Inc.(1)                           54,400      1,917,600
--------------------------------------------------------------------------------
                                                                   $   2,419,440
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%

L-3 Communications Holdings, Inc.                           2,000  $     123,480
--------------------------------------------------------------------------------
                                                                   $     123,480
--------------------------------------------------------------------------------

ELECTRONIC MANUFACTURING SERVICES -- 1.2%

FLIR Systems, Inc.(1)                                      28,000  $   1,313,480
--------------------------------------------------------------------------------
                                                                   $   1,313,480
--------------------------------------------------------------------------------

ENERGY SOURCES -- 1.0%

Spinnaker Exploration Co.(1)                               30,000  $   1,070,100
--------------------------------------------------------------------------------
                                                                   $   1,070,100
--------------------------------------------------------------------------------

ENTERTAINMENT -- 2.2%

Metro-Goldwyn-Mayer, Inc.(1)                              113,900  $   2,394,178
--------------------------------------------------------------------------------
                                                                   $   2,394,178
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 2.0%

Mitsubishi Tokyo Financial Group, Inc. ADR                200,000  $   1,780,000
Student Loan Corp., (The)                                   2,500        354,000
--------------------------------------------------------------------------------
                                                                   $   2,134,000
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                               SHARES      VALUE
--------------------------------------------------------------------------------
FOODS -- 1.0%

Wrigley (Wm.) Jr. Co.                                      18,000  $   1,110,600
--------------------------------------------------------------------------------
                                                                   $   1,110,600
--------------------------------------------------------------------------------

FURNITURE AND APPLIANCES -- 1.8%

Tempur-Pedic International, Inc.(1)                       119,400  $   1,863,834
--------------------------------------------------------------------------------
                                                                   $   1,863,834
--------------------------------------------------------------------------------

GAMING -- 1.6%

Shuffle Master, Inc.(1)                                    51,498  $   1,686,559
--------------------------------------------------------------------------------
                                                                   $   1,686,559
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 5.3%

American Healthcorp, Inc.(1)                               45,800  $   1,109,734
Davita, Inc.(1)                                                50          2,555
PacifiCare Health Systems, Inc.(1)                         60,000      2,145,600
United Surgical Partners International, Inc.(1)            67,000      2,426,740
--------------------------------------------------------------------------------
                                                                   $   5,684,629
--------------------------------------------------------------------------------

INSURANCE -- 4.9%

PMI Group, Inc., (The)                                     54,000  $   2,323,620
Radian Group, Inc.                                         50,000      2,325,500
Triad Guaranty, Inc.(1)                                     9,800        536,060
--------------------------------------------------------------------------------
                                                                   $   5,185,180
--------------------------------------------------------------------------------

INTERNET SERVICES -- 6.5%

Checkfree Corp.(1)                                         38,600  $   1,159,544
InterActiveCorp(1)                                         31,000        987,970
Monster Worldwide, Inc.(1)                                 59,900      1,534,039
WebEx Communications, Inc.(1)                              63,000      1,413,720
Yahoo!, Inc.(1)                                            35,000      1,766,100
--------------------------------------------------------------------------------
                                                                   $   6,861,373
--------------------------------------------------------------------------------

MACHINERY -- 0.2%

Milacron, Inc.                                             50,000  $     196,500
--------------------------------------------------------------------------------
                                                                   $     196,500
--------------------------------------------------------------------------------

MINING -- 0.1%

Aber Diamond Corp.(1)                                       5,400  $     149,256
--------------------------------------------------------------------------------
                                                                   $     149,256
--------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 1.9%

ENSCO International, Inc.                                  72,000  $   1,970,640
--------------------------------------------------------------------------------
                                                                   $   1,970,640
--------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 3.5%

Harvest Natural Resources, Inc.(1)                        160,000  $   2,630,400
Plains Exploration and Production Co.(1)                   56,000      1,103,200
--------------------------------------------------------------------------------
                                                                   $   3,733,600
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 6.0%

Estee Lauder Cos., Inc. (The), Class A                     38,000  $   1,736,980
Gillette Co. (The)                                         89,000      3,641,880
Oriflame Cosmetics(1)                                       1,430         44,457
Weight Watchers International, Inc.(1)                     25,000        975,000
--------------------------------------------------------------------------------
                                                                   $   6,398,317
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 3.0%

Pfizer, Inc.                                               90,000  $   3,218,400
--------------------------------------------------------------------------------
                                                                   $   3,218,400
--------------------------------------------------------------------------------

RESTAURANT -- 1.0%

Panera Bread Co.(1)                                        26,000  $   1,062,620
--------------------------------------------------------------------------------
                                                                   $   1,062,620
--------------------------------------------------------------------------------

RETAIL -- 1.2%

Tweeter Home Entertainment Group, Inc.(1)                 175,000  $   1,254,750
--------------------------------------------------------------------------------
                                                                   $   1,254,750
--------------------------------------------------------------------------------

RETAIL - APPAREL -- 3.2%

Foot Locker, Inc.                                         122,000  $   2,928,000
Warnaco Group, Inc., (The)(1)                              23,000        439,990
--------------------------------------------------------------------------------
                                                                   $   3,367,990
--------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 1.1%

CVS Corp.                                                  30,000  $   1,158,900
--------------------------------------------------------------------------------
                                                                   $   1,158,900
--------------------------------------------------------------------------------

RETAIL - SPECIALTY -- 2.8%

MSC Industrial Direct Co., Inc.                            34,000  $     974,440
NBTY, Inc.(1)                                              53,000      1,969,480
--------------------------------------------------------------------------------
                                                                   $   2,943,920
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                               SHARES      VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS -- 1.7%

Lexar Media, Inc.(1)                                      190,000  $   1,767,000
--------------------------------------------------------------------------------
                                                                   $   1,767,000
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES -- 0.9%

Amdocs Ltd.(1)                                             36,000  $     955,800
IDT Corp.(1)                                                1,000         18,540
--------------------------------------------------------------------------------
                                                                   $     974,340
--------------------------------------------------------------------------------

TRANSPORTATION -- 0.2%

Swift Transportation Co., Inc.(1)                          10,000  $     169,200
--------------------------------------------------------------------------------
                                                                   $     169,200
--------------------------------------------------------------------------------

UTILITIES -- 0.7%

TXU Corp.                                                  22,000  $     751,080
--------------------------------------------------------------------------------
                                                                   $     751,080
--------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS -- 2.9%

NII Holdings, Inc., Class B(1)                             87,000  $   3,045,000
--------------------------------------------------------------------------------
                                                                   $   3,045,000
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $83,393,325)                                    $  96,471,872
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.1%

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.07%, 5/3/04                                          $    2,237  $   2,237,000
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $2,237,000)                                 $   2,237,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 92.9%
   (IDENTIFIED COST $85,630,325)                                   $  98,708,872
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT -- (1.7)%

SECURITY                                               SHARES      VALUE
--------------------------------------------------------------------------------
Yahoo!, Inc.(1)                                            35,000  $  (1,766,100)
--------------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
  (PROCEEDS $1,144,289)                                            $  (1,766,100)
--------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 7.1%                             $   9,362,049
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 106,304,821
--------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1) Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS

Investments, at value (identified cost, $85,630,325)                            $   98,708,872
Cash                                                                                    13,729
Deposit with brokers for securities sold short                                       1,144,289
Receivable for investments sold                                                     10,637,562
Interest and dividends receivable                                                       28,642
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    $  110,533,094
----------------------------------------------------------------------------------------------

LIABILITIES

Payable for securities sold short, at value (proceeds received of $1,144,289)   $    1,766,100
Payable for investments purchased                                                    2,442,363
Payable to affiliate for Trustees' fees                                                    559
Accrued expenses                                                                        19,251
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                               $    4,228,273
----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                       $  106,304,821
----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                         $   93,848,085
Net unrealized appreciation (computed on the basis of identified cost)              12,456,736
----------------------------------------------------------------------------------------------
TOTAL                                                                           $  106,304,821
----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $1,910)                                        $      115,342
Interest                                                                                17,106
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                         $      132,448
----------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                          $      329,318
Trustees' fees and expenses                                                              3,765
Custodian fee                                                                           39,306
Legal and accounting services                                                           11,895
Miscellaneous                                                                            1,060
----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                  $      385,344
----------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                             $     (252,896)
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                              $    3,070,728
   Securities sold short                                                              (130,535)
   Foreign currency transactions                                                           623
----------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                               $    2,940,816
----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                          $   (1,069,474)
   Securities sold short                                                              (236,600)
----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                            $   (1,306,074)
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                $    1,634,742
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $    1,381,846
----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED
INCREASE (DECREASE)                                        APRIL 30, 2004     YEAR ENDED
IN NET ASSETS                                              (UNAUDITED)        OCTOBER 31, 2003
----------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                        $    (252,896)     $    (334,355)
   Net realized gain                                              2,940,816          8,862,909
   Net change in unrealized
      appreciation (depreciation)                                (1,306,074)         9,941,864
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $   1,381,846      $  18,470,418
----------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                              $  27,105,288      $  37,008,735
   Withdrawals                                                   (9,170,666)       (17,386,798)
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                       $  17,934,622      $  19,621,937
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                    $  19,316,468      $  38,092,355
----------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                        $  86,988,353      $  48,895,998
----------------------------------------------------------------------------------------------
AT END OF PERIOD                                              $ 106,304,821      $  86,988,353
----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                   SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31,
                                                    APRIL 30, 2004     ----------------------------------------------------
                                                      (UNAUDITED)         2003          2002          2001         2000(1)
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily
  net assets):
  Expenses                                                   0.76%(2)        0.79%         0.82%         1.09%         1.36%(2)
  Expenses after custodian fee reduction                     0.76%(2)        0.79%         0.82%         1.09%         1.28%(2)
  Net investment loss                                       (0.50)%(2)      (0.54)%       (0.58)%       (0.36)%       (0.21)%(2)
Portfolio Turnover                                            132%            224%          225%          324%           90%
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                              1.76%          34.80%       (12.80)%          --            --
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)              $  106,305      $   86,988    $   48,896    $   34,392    $    4,012
---------------------------------------------------------------------------------------------------------------------------

(1) For the period from the commencement of investment operations, June 29, 2000, to October 31, 2000.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2004, the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund held an approximate 64.0% interest in the Portfolio. In addition, one other investor owned a greater than 10% interest in the Portfolio (approximately 35.9% at April 30, 2004). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange traded options are valued at the last sale price for the day of valuation as quoted on the principle exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at their fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against the box) in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   F INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   G OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2004, the advisory fee amounted to $329,318. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $142,131,904 and $125,624,653, respectively, for the six months ended April 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2004 as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                 $   85,630,324
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                  $   15,305,845
   Gross unrealized depreciation                                      (2,227,297)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                    $   13,078,548
   -----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2004 there were no outstanding obligations under these financial instruments.

INVESTMENT MANAGEMENT

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO

               OFFICERS
               Duncan W. Richardson
               President

               Arieh Coll
               Vice President and
               Portfolio Manager

               Kristin S. Anagnost
               Treasurer

               Alan R. Dynner
               Secretary

               TRUSTEES
               James B. Hawkes

               Samuel L. Hayes, III

               William H. Park

               Ronald A. Pearlman

               Norton H. Reamer

               Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX MANAGED MULTI CAP OPPORTUNITY PORTFOLIO


By:   /s/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: June 17, 2004
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Kristin S. Anagnost
      -----------------------
      Kristin S. Anagnost
      Treasurer


Date: June 17, 2004
      -------------


By:   /s/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: June 17, 2004
      -------------